Share capital - Stock options - Share purchase warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of warrants
Balance outstanding, beginning of year | shares	16,050,000
Granted | shares	22,319,999
Exercised | shares	(30,389,999)
Balance outstanding, end of year | shares	7,980,000
Weighted average exercise price
Balance outstanding, beginning of year | $ / shares	$ 0.17
Granted | $ / shares	1.36
Exercised | $ / shares	0.77
Balance outstanding, end of year | $ / shares	$ 1.22